Information by segments - Sales by product (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
National sales
Sales by product
Sales by product	$ 83,651,506	$ 44,822,210	$ 24,687,715
National sales | Mid-distillates
Sales by product
Sales by product	39,182,510	17,140,327	8,860,588
National sales | Gasoline and turbo fuels
Sales by product
Sales by product	27,620,199	15,475,370	6,768,046
National sales | Gas Natural
Sales by product
Sales by product	4,162,876	3,200,069	2,845,155
National sales | Services
Sales by product
Sales by product	3,601,681	3,065,988	2,859,559
National sales | Electric power transmission services
Sales by product
Sales by product	2,595,505	728,467
National sales | Roads and construction services
Sales by product
Sales by product	355,737	107,179
National sales | Plastic and rubber
Sales by product
Sales by product	1,568,816	1,642,035	865,204
National sales | Asphalts
Sales by product
Sales by product	897,200	611,051	526,100
National sales | LPG and propane
Sales by product
Sales by product	1,094,332	926,231	375,775
National sales | Polyethylene
Sales by product
Sales by product	302,630	320,466	138,035
National sales | Aromatics
Sales by product
Sales by product	343,792	247,387	155,740
National sales | Fuel oil
Sales by product
Sales by product	9,213	23,799	37,001
National sales | Other income - Gas contracts
Sales by product
Sales by product	1,940	2,879	32,190
National sales | Other products
Sales by product
Sales by product	679,183	402,828	322,232
National sales | Cash flow hedging
Sales by product
Sales by product		(8)
Foreign sales
Sales by product
Sales by product	75,959,572	47,058,994	25,535,678
Foreign sales | Gasoline and turbo fuels
Sales by product
Sales by product	157,685		179,257
Foreign sales | Gas Natural
Sales by product
Sales by product	254,054	71,529	17,231
Foreign sales | Electric power transmission services
Sales by product
Sales by product	5,114,783	1,827,622
Foreign sales | Roads and construction services
Sales by product
Sales by product	4,676,822	1,241,144
Foreign sales | Plastic and rubber
Sales by product
Sales by product	2,036,201	2,092,379	1,302,131
Foreign sales | LPG and propane
Sales by product
Sales by product	339,837	116,960	18,943
Foreign sales | Fuel oil
Sales by product
Sales by product	4,348,312	2,288,977	1,044,811
Foreign sales | Other products
Sales by product
Sales by product	1,633,510	1,033,909	580,411
Foreign sales | Diesel
Sales by product
Sales by product	2,324,861	3,867,937	3,164,068
Foreign sales | Cash flow hedging
Sales by product
Sales by product	(1,578,246)	(349,884)	(857,347)
Operating segments
Sales by product
Total sales revenue	159,611,078	91,881,204	50,223,393
Operating segments | National sales
Sales by product
Sales by product	83,651,506	44,822,210	24,687,715
Operating segments | National sales | Mid-distillates
Sales by product
Sales by product	39,182,510	17,140,327	8,860,588
Operating segments | National sales | Gasoline and turbo fuels
Sales by product
Sales by product	27,620,199	15,475,370	6,768,046
Operating segments | National sales | Gas Natural
Sales by product
Sales by product	4,162,876	3,200,069	2,845,155
Operating segments | National sales | Services
Sales by product
Sales by product	3,601,681	3,065,988	2,859,559
Operating segments | National sales | Electric power transmission services
Sales by product
Sales by product	2,595,505	728,467
Operating segments | National sales | Roads and construction services
Sales by product
Sales by product	355,737	107,179
Operating segments | National sales | Fuel gas service
Sales by product
Sales by product	860,102	734,666	671,570
Operating segments | National sales | Plastic and rubber
Sales by product
Sales by product	1,568,816	1,642,035	865,204
Operating segments | National sales | Asphalts
Sales by product
Sales by product	897,200	611,051	526,100
Operating segments | National sales | LPG and propane
Sales by product
Sales by product	1,094,332	926,231	375,775
Operating segments | National sales | Crude oil
Sales by product
Sales by product	375,790	193,476	230,520
Operating segments | National sales | Polyethylene
Sales by product
Sales by product	302,630	320,466	138,035
Operating segments | National sales | Aromatics
Sales by product
Sales by product	343,792	247,387	155,740
Operating segments | National sales | Fuel oil
Sales by product
Sales by product	9,213	23,799	37,001
Operating segments | National sales | Other income - Gas contracts
Sales by product
Sales by product	1,940	2,879	32,190
Operating segments | National sales | Other products
Sales by product
Sales by product	679,183	402,828	322,232
Operating segments | National sales | Cash flow hedging
Sales by product
Sales by product		(8)
Operating segments | Foreign sales
Sales by product
Sales by product	75,959,572	47,058,994	25,535,678
Operating segments | Foreign sales | Gasoline and turbo fuels
Sales by product
Sales by product	157,685		179,257
Operating segments | Foreign sales | Gas Natural
Sales by product
Sales by product	254,054	71,529	17,231
Operating segments | Foreign sales | Electric power transmission services
Sales by product
Sales by product	5,114,783	1,827,622
Operating segments | Foreign sales | Roads and construction services
Sales by product
Sales by product	4,676,822	1,241,144
Operating segments | Foreign sales | Plastic and rubber
Sales by product
Sales by product	2,036,201	2,092,379	1,302,131
Operating segments | Foreign sales | LPG and propane
Sales by product
Sales by product	339,837	116,960	18,943
Operating segments | Foreign sales | Crude oil
Sales by product
Sales by product	56,651,753	34,868,421	20,086,173
Operating segments | Foreign sales | Fuel oil
Sales by product
Sales by product	4,348,312	2,288,977	1,044,811
Operating segments | Foreign sales | Other products
Sales by product
Sales by product	1,633,510	1,033,909	580,411
Operating segments | Foreign sales | Diesel
Sales by product
Sales by product	2,324,861	3,867,937	3,164,068
Operating segments | Foreign sales | Cash flow hedging
Sales by product
Sales by product	(1,578,246)	(349,884)	(857,347)
Eliminations
Sales by product
Total sales revenue	(47,901,832)	(38,615,797)	(24,915,396)
Eliminations | National sales
Sales by product
Sales by product	(47,758,721)	(38,615,755)	(24,836,498)
Eliminations | National sales | Mid-distillates
Sales by product
Sales by product	(35,108)	(26,485)	(11,350)
Eliminations | National sales | Gasoline and turbo fuels
Sales by product
Sales by product	(4,402,357)	(2,456,099)	(1,118,817)
Eliminations | National sales | Gas Natural
Sales by product
Sales by product	(1,087,701)	(877,622)	(837,863)
Eliminations | National sales | Services
Sales by product
Sales by product	(11,847,349)	(10,004,421)	(9,719,391)
Eliminations | National sales | Electric power transmission services
Sales by product
Sales by product	0	0
Eliminations | National sales | Roads and construction services
Sales by product
Sales by product	0	0
Eliminations | National sales | Fuel gas service
Sales by product
Sales by product	(8,999)	(7,546)	(6,826)
Eliminations | National sales | Plastic and rubber
Sales by product
Sales by product	0	0	0
Eliminations | National sales | Asphalts
Sales by product
Sales by product	0	0	0
Eliminations | National sales | LPG and propane
Sales by product
Sales by product	(30,169)	(24,529)	(7,283)
Eliminations | National sales | Crude oil
Sales by product
Sales by product	(28,841,135)	(23,426,015)	(13,019,755)
Eliminations | National sales | Polyethylene
Sales by product
Sales by product	0	0	0
Eliminations | National sales | Aromatics
Sales by product
Sales by product	0	0	0
Eliminations | National sales | Fuel oil
Sales by product
Sales by product	0	0	0
Eliminations | National sales | Other income - Gas contracts
Sales by product
Sales by product	0	0	0
Eliminations | National sales | Other products
Sales by product
Sales by product	(1,505,903)	(1,793,038)	(115,213)
Eliminations | National sales | Cash flow hedging
Sales by product
Sales by product		0
Eliminations | Foreign sales
Sales by product
Sales by product	(143,111)	(42)	(78,898)
Eliminations | Foreign sales | Gasoline and turbo fuels
Sales by product
Sales by product	0		0
Eliminations | Foreign sales | Gas Natural
Sales by product
Sales by product	0	0	0
Eliminations | Foreign sales | Electric power transmission services
Sales by product
Sales by product	0	0
Eliminations | Foreign sales | Roads and construction services
Sales by product
Sales by product	0	0
Eliminations | Foreign sales | Plastic and rubber
Sales by product
Sales by product	0	0	0
Eliminations | Foreign sales | LPG and propane
Sales by product
Sales by product	0	0	0
Eliminations | Foreign sales | Crude oil
Sales by product
Sales by product	(141,891)	0	(79,345)
Eliminations | Foreign sales | Fuel oil
Sales by product
Sales by product	0	0	0
Eliminations | Foreign sales | Other products
Sales by product
Sales by product	1,220	(42)	447
Eliminations | Foreign sales | Diesel
Sales by product
Sales by product	0	0	0
Eliminations | Foreign sales | Cash flow hedging
Sales by product
Sales by product	0	0	0
Exploration and Production | Operating segments
Sales by product
Total sales revenue	91,020,465	63,248,952	36,839,997
Exploration and Production | Operating segments | National sales
Sales by product
Sales by product	35,237,738	28,521,568	17,392,597
Exploration and Production | Operating segments | National sales | Mid-distillates
Sales by product
Sales by product	0	0	0
Exploration and Production | Operating segments | National sales | Gasoline and turbo fuels
Sales by product
Sales by product	0	0	6,739
Exploration and Production | Operating segments | National sales | Gas Natural
Sales by product
Sales by product	5,250,577	4,077,691	3,683,018
Exploration and Production | Operating segments | National sales | Services
Sales by product
Sales by product	450,322	132,060	116,485
Exploration and Production | Operating segments | National sales | Electric power transmission services
Sales by product
Sales by product	0	0
Exploration and Production | Operating segments | National sales | Roads and construction services
Sales by product
Sales by product	0	0
Exploration and Production | Operating segments | National sales | Fuel gas service
Sales by product
Sales by product	0	0	0
Exploration and Production | Operating segments | National sales | Plastic and rubber
Sales by product
Sales by product	0	0	0
Exploration and Production | Operating segments | National sales | Asphalts
Sales by product
Sales by product	47,224	25,178	27,043
Exploration and Production | Operating segments | National sales | LPG and propane
Sales by product
Sales by product	739,323	618,218	249,533
Exploration and Production | Operating segments | National sales | Crude oil
Sales by product
Sales by product	28,725,485	23,619,491	13,250,275
Exploration and Production | Operating segments | National sales | Polyethylene
Sales by product
Sales by product	0	0	0
Exploration and Production | Operating segments | National sales | Aromatics
Sales by product
Sales by product	0	0	0
Exploration and Production | Operating segments | National sales | Fuel oil
Sales by product
Sales by product	2,663	10,838	7,758
Exploration and Production | Operating segments | National sales | Other income - Gas contracts
Sales by product
Sales by product	1,940	2,879	32,190
Exploration and Production | Operating segments | National sales | Other products
Sales by product
Sales by product	20,204	35,213	19,556
Exploration and Production | Operating segments | National sales | Cash flow hedging
Sales by product
Sales by product		0
Exploration and Production | Operating segments | Foreign sales
Sales by product
Sales by product	55,782,727	34,727,384	19,447,400
Exploration and Production | Operating segments | Foreign sales | Gasoline and turbo fuels
Sales by product
Sales by product	0		0
Exploration and Production | Operating segments | Foreign sales | Gas Natural
Sales by product
Sales by product	254,054	71,529	17,231
Exploration and Production | Operating segments | Foreign sales | Electric power transmission services
Sales by product
Sales by product	0	0
Exploration and Production | Operating segments | Foreign sales | Roads and construction services
Sales by product
Sales by product	0	0
Exploration and Production | Operating segments | Foreign sales | Plastic and rubber
Sales by product
Sales by product	0	0	0
Exploration and Production | Operating segments | Foreign sales | LPG and propane
Sales by product
Sales by product	339,837	116,960	18,943
Exploration and Production | Operating segments | Foreign sales | Crude oil
Sales by product
Sales by product	56,701,497	34,868,421	20,165,489
Exploration and Production | Operating segments | Foreign sales | Fuel oil
Sales by product
Sales by product	0	0	0
Exploration and Production | Operating segments | Foreign sales | Other products
Sales by product
Sales by product	35,113	20,365	26,702
Exploration and Production | Operating segments | Foreign sales | Diesel
Sales by product
Sales by product	0	0	0
Exploration and Production | Operating segments | Foreign sales | Cash flow hedging
Sales by product
Sales by product	(1,547,774)	(349,891)	(780,965)
Refining and Petrochemicals | Operating segments
Sales by product
Total sales revenue	89,178,947	50,976,385	26,104,352
Refining and Petrochemicals | Operating segments | National sales
Sales by product
Sales by product	78,969,039	41,801,490	19,937,232
Refining and Petrochemicals | Operating segments | National sales | Mid-distillates
Sales by product
Sales by product	39,217,618	17,166,812	8,871,938
Refining and Petrochemicals | Operating segments | National sales | Gasoline and turbo fuels
Sales by product
Sales by product	32,022,556	17,931,469	7,880,124
Refining and Petrochemicals | Operating segments | National sales | Gas Natural
Sales by product
Sales by product	0	0	0
Refining and Petrochemicals | Operating segments | National sales | Services
Sales by product
Sales by product	746,500	659,088	268,081
Refining and Petrochemicals | Operating segments | National sales | Electric power transmission services
Sales by product
Sales by product	0	0
Refining and Petrochemicals | Operating segments | National sales | Roads and construction services
Sales by product
Sales by product	0	0
Refining and Petrochemicals | Operating segments | National sales | Fuel gas service
Sales by product
Sales by product	869,101	742,212	678,396
Refining and Petrochemicals | Operating segments | National sales | Plastic and rubber
Sales by product
Sales by product	1,568,816	1,642,035	865,204
Refining and Petrochemicals | Operating segments | National sales | Asphalts
Sales by product
Sales by product	849,976	585,873	499,057
Refining and Petrochemicals | Operating segments | National sales | LPG and propane
Sales by product
Sales by product	385,178	332,542	133,525
Refining and Petrochemicals | Operating segments | National sales | Crude oil
Sales by product
Sales by product	491,440	0	0
Refining and Petrochemicals | Operating segments | National sales | Polyethylene
Sales by product
Sales by product	302,630	320,466	138,035
Refining and Petrochemicals | Operating segments | National sales | Aromatics
Sales by product
Sales by product	343,792	247,387	155,740
Refining and Petrochemicals | Operating segments | National sales | Fuel oil
Sales by product
Sales by product	6,550	12,961	29,243
Refining and Petrochemicals | Operating segments | National sales | Other income - Gas contracts
Sales by product
Sales by product	0	0	0
Refining and Petrochemicals | Operating segments | National sales | Other products
Sales by product
Sales by product	2,164,882	2,160,653	417,889
Refining and Petrochemicals | Operating segments | National sales | Cash flow hedging
Sales by product
Sales by product		(8)
Refining and Petrochemicals | Operating segments | Foreign sales
Sales by product
Sales by product	10,209,908	9,174,895	6,167,120
Refining and Petrochemicals | Operating segments | Foreign sales | Gasoline and turbo fuels
Sales by product
Sales by product	157,685		179,257
Refining and Petrochemicals | Operating segments | Foreign sales | Gas Natural
Sales by product
Sales by product	0	0	0
Refining and Petrochemicals | Operating segments | Foreign sales | Electric power transmission services
Sales by product
Sales by product	0	0
Refining and Petrochemicals | Operating segments | Foreign sales | Roads and construction services
Sales by product
Sales by product	0	0
Refining and Petrochemicals | Operating segments | Foreign sales | Plastic and rubber
Sales by product
Sales by product	2,036,201	2,092,379	1,302,131
Refining and Petrochemicals | Operating segments | Foreign sales | LPG and propane
Sales by product
Sales by product	0	0	0
Refining and Petrochemicals | Operating segments | Foreign sales | Crude oil
Sales by product
Sales by product	92,147	0	29
Refining and Petrochemicals | Operating segments | Foreign sales | Fuel oil
Sales by product
Sales by product	4,348,312	2,288,977	1,044,811
Refining and Petrochemicals | Operating segments | Foreign sales | Other products
Sales by product
Sales by product	1,281,174	925,595	553,206
Refining and Petrochemicals | Operating segments | Foreign sales | Diesel
Sales by product
Sales by product	2,324,861	3,867,937	3,164,068
Refining and Petrochemicals | Operating segments | Foreign sales | Cash flow hedging
Sales by product
Sales by product	(30,472)	7	(76,382)
Transportation and Logistics | Operating segments
Sales by product
Total sales revenue	13,955,992	12,158,466	12,194,440
Transportation and Logistics | Operating segments | National sales
Sales by product
Sales by product	13,955,992	12,158,466	12,194,384
Transportation and Logistics | Operating segments | National sales | Mid-distillates
Sales by product
Sales by product	0	0	0
Transportation and Logistics | Operating segments | National sales | Gasoline and turbo fuels
Sales by product
Sales by product	0	0	0
Transportation and Logistics | Operating segments | National sales | Gas Natural
Sales by product
Sales by product	0	0	0
Transportation and Logistics | Operating segments | National sales | Services
Sales by product
Sales by product	13,955,992	12,158,466	12,194,384
Transportation and Logistics | Operating segments | National sales | Electric power transmission services
Sales by product
Sales by product	0	0
Transportation and Logistics | Operating segments | National sales | Roads and construction services
Sales by product
Sales by product	0	0
Transportation and Logistics | Operating segments | National sales | Fuel gas service
Sales by product
Sales by product	0	0	0
Transportation and Logistics | Operating segments | National sales | Plastic and rubber
Sales by product
Sales by product	0	0	0
Transportation and Logistics | Operating segments | National sales | Asphalts
Sales by product
Sales by product	0	0	0
Transportation and Logistics | Operating segments | National sales | LPG and propane
Sales by product
Sales by product	0	0	0
Transportation and Logistics | Operating segments | National sales | Crude oil
Sales by product
Sales by product	0	0	0
Transportation and Logistics | Operating segments | National sales | Polyethylene
Sales by product
Sales by product	0	0	0
Transportation and Logistics | Operating segments | National sales | Aromatics
Sales by product
Sales by product	0	0	0
Transportation and Logistics | Operating segments | National sales | Fuel oil
Sales by product
Sales by product	0	0	0
Transportation and Logistics | Operating segments | National sales | Other income - Gas contracts
Sales by product
Sales by product	0	0	0
Transportation and Logistics | Operating segments | National sales | Other products
Sales by product
Sales by product	0	0	0
Transportation and Logistics | Operating segments | National sales | Cash flow hedging
Sales by product
Sales by product		0
Transportation and Logistics | Operating segments | Foreign sales
Sales by product
Sales by product	0	0	56
Transportation and Logistics | Operating segments | Foreign sales | Gasoline and turbo fuels
Sales by product
Sales by product	0		0
Transportation and Logistics | Operating segments | Foreign sales | Gas Natural
Sales by product
Sales by product	0	0	0
Transportation and Logistics | Operating segments | Foreign sales | Electric power transmission services
Sales by product
Sales by product	0	0
Transportation and Logistics | Operating segments | Foreign sales | Roads and construction services
Sales by product
Sales by product	0	0
Transportation and Logistics | Operating segments | Foreign sales | Plastic and rubber
Sales by product
Sales by product	0	0	0
Transportation and Logistics | Operating segments | Foreign sales | LPG and propane
Sales by product
Sales by product	0	0	0
Transportation and Logistics | Operating segments | Foreign sales | Crude oil
Sales by product
Sales by product	0	0	0
Transportation and Logistics | Operating segments | Foreign sales | Fuel oil
Sales by product
Sales by product	0	0	0
Transportation and Logistics | Operating segments | Foreign sales | Other products
Sales by product
Sales by product	0	0	56
Transportation and Logistics | Operating segments | Foreign sales | Diesel
Sales by product
Sales by product	0	0	0
Transportation and Logistics | Operating segments | Foreign sales | Cash flow hedging
Sales by product
Sales by product	0	0	$ 0
Concessions, electricity transport and roads | Operating segments
Sales by product
Total sales revenue	13,357,506	4,113,198
Concessions, electricity transport and roads | Operating segments | National sales
Sales by product
Sales by product	3,247,458	956,441
Concessions, electricity transport and roads | Operating segments | National sales | Mid-distillates
Sales by product
Sales by product	0	0
Concessions, electricity transport and roads | Operating segments | National sales | Gasoline and turbo fuels
Sales by product
Sales by product	0	0
Concessions, electricity transport and roads | Operating segments | National sales | Gas Natural
Sales by product
Sales by product	0	0
Concessions, electricity transport and roads | Operating segments | National sales | Services
Sales by product
Sales by product	296,216	120,795
Concessions, electricity transport and roads | Operating segments | National sales | Electric power transmission services
Sales by product
Sales by product	2,595,505	728,467
Concessions, electricity transport and roads | Operating segments | National sales | Roads and construction services
Sales by product
Sales by product	355,737	107,179
Concessions, electricity transport and roads | Operating segments | National sales | Fuel gas service
Sales by product
Sales by product	0	0
Concessions, electricity transport and roads | Operating segments | National sales | Plastic and rubber
Sales by product
Sales by product	0	0
Concessions, electricity transport and roads | Operating segments | National sales | Asphalts
Sales by product
Sales by product	0	0
Concessions, electricity transport and roads | Operating segments | National sales | LPG and propane
Sales by product
Sales by product	0	0
Concessions, electricity transport and roads | Operating segments | National sales | Crude oil
Sales by product
Sales by product	0	0
Concessions, electricity transport and roads | Operating segments | National sales | Polyethylene
Sales by product
Sales by product	0	0
Concessions, electricity transport and roads | Operating segments | National sales | Aromatics
Sales by product
Sales by product	0	0
Concessions, electricity transport and roads | Operating segments | National sales | Fuel oil
Sales by product
Sales by product	0	0
Concessions, electricity transport and roads | Operating segments | National sales | Other income - Gas contracts
Sales by product
Sales by product	0	0
Concessions, electricity transport and roads | Operating segments | National sales | Other products
Sales by product
Sales by product	0	0
Concessions, electricity transport and roads | Operating segments | National sales | Cash flow hedging
Sales by product
Sales by product		0
Concessions, electricity transport and roads | Operating segments | Foreign sales
Sales by product
Sales by product	10,110,048	3,156,757
Concessions, electricity transport and roads | Operating segments | Foreign sales | Gasoline and turbo fuels
Sales by product
Sales by product	0
Concessions, electricity transport and roads | Operating segments | Foreign sales | Gas Natural
Sales by product
Sales by product	0	0
Concessions, electricity transport and roads | Operating segments | Foreign sales | Electric power transmission services
Sales by product
Sales by product	5,114,783	1,827,622
Concessions, electricity transport and roads | Operating segments | Foreign sales | Roads and construction services
Sales by product
Sales by product	4,676,822	1,241,144
Concessions, electricity transport and roads | Operating segments | Foreign sales | Plastic and rubber
Sales by product
Sales by product	0	0
Concessions, electricity transport and roads | Operating segments | Foreign sales | LPG and propane
Sales by product
Sales by product	0	0
Concessions, electricity transport and roads | Operating segments | Foreign sales | Crude oil
Sales by product
Sales by product	0	0
Concessions, electricity transport and roads | Operating segments | Foreign sales | Fuel oil
Sales by product
Sales by product	0	0
Concessions, electricity transport and roads | Operating segments | Foreign sales | Other products
Sales by product
Sales by product	318,443	(87,991)
Concessions, electricity transport and roads | Operating segments | Foreign sales | Diesel
Sales by product
Sales by product	0	0
Concessions, electricity transport and roads | Operating segments | Foreign sales | Cash flow hedging
Sales by product
Sales by product	$ 0	$ 0